Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 249,913	$ 218,019	$ 193,234
Cost of revenue	54,814	47,090	53,274
Gross profit	195,099	170,929	139,960
Operating expenses:
Research and development	55,596	56,158	59,904
Sales and marketing	105,476	101,198	122,635
General and administrative	43,691	42,380	45,277
Total operating expenses	204,763	199,736	227,816
Loss from operations	(9,664)	(28,807)	(87,856)
Other income, net	0	0	290
Finance income, net	134	941	4,421
Loss before income taxes	(9,530)	(27,866)	(83,145)
Provision for income taxes	1,927	1,507	516
Net loss	$ (11,457)	$ (29,373)	$ (83,661)
Supplemental Income Statement Elements [Abstract]
Net loss per share, basic (in USD per share)	$ (0.14)	$ (0.38)	$ (1.10)
Net loss per share, diluted (in USD per share)	$ (0.14)	$ (0.38)	$ (1.10)
Weighted-average shares used in computing net loss per share, basic (in shares)	80,825,695	77,752,960	75,718,623
Weighted-average shares used in computing net loss per share, diluted (in shares)	80,825,695	77,752,960	75,718,623
Other comprehensive (loss) income, net of tax
Change in unrealized (loss) gain on cash flow hedges	$ (484)	$ 1,239	$ (527)
Total other comprehensive (loss) income, net of tax	(484)	1,239	(527)
Total comprehensive loss	$ (11,941)	$ (28,134)	$ (84,188)